As filed with the Securities and Exchange Commission on June 28, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  July 31, 2013

Date of reporting period:  April 30, 2013

Item 1. Schedules of Investments.

O'Shaughnessy All Cap Core Fund
Schedule of Investments
at April 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.55%
	Aerospace & Defense - 1.37%
10,478	L-3 Communications Holdings, Inc.	$851,338
9,749	Northrop Grumman Corp.	738,389
		1,589,727
	Airlines - 0.27%
3,046	Alaska Air Group, Inc. *	187,755
8,830	Southwest Airlines Co.	120,971
		308,726
	Auto Components - 0.28%
4,345	Delphi Automotive PLC #	200,782
3,322	Drew Industries, Inc.	119,924
		320,706
	Beverages - 0.46%
9,518	Monster Beverage Corp. *	536,815

	Biotechnology - 2.27%
24,062	Amgen, Inc.	2,507,501
15,777	PDL BioPharma, Inc.	122,114
		2,629,615
	Building Products - 0.56%
5,392	A.O. Smith Corp.	406,719
4,194	AAON, Inc.	119,152
3,316	Universal Forest Products, Inc.	127,998
		653,869
	Capital Markets - 0.13%
781	Virtus Investment Partners, Inc. *	149,171

	Chemicals - 1.55%
4,011	American Vanguard Corp.	115,677
23,347	Huntsman Corp.	440,324
19,186	Landec Corp. *	257,284
442	NewMarket Corp.	118,765
6,720	PolyOne Corp.	151,402
3,577	PPG Industries, Inc.	526,320
2,948	Valspar Corp.	188,141
		1,797,913
	Commercial Services & Supplies - 1.69%
3,766	Deluxe Corp.	143,635
19,434	Kimball International, Inc. - Class B	178,598
109,990	R.R. Donnelley & Sons Co.	1,353,977
21,749	Steelcase, Inc. - Class A	276,212
		1,952,422
	Communications Equipment - 2.53%
5,652	Black Box Corp.	122,761
49,193	Motorola Solutions, Inc.	2,813,840
		2,936,601
	Computers & Peripherals - 5.60%
1,357	Apple, Inc.	600,812
59,941	Iron Mountain, Inc.	2,269,366
35,790	Lexmark International, Inc.	1,084,795
69,034	Seagate Technology PLC #	2,533,548
		6,488,521
	Construction & Engineering - 0.32%
6,667	AECOM Technology Corp. *	193,810
6,550	MasTec, Inc. *	182,090
		375,900
	Consumer Finance - 2.64%
17,642	American Express Co.	1,206,889
26,082	Discover Financial Services	1,140,827
34,669	SLM Corp.	715,915
		3,063,631
	Containers & Packaging - 0.54%
15,819	Boise, Inc.	126,394
10,372	Myers Industries, Inc.	153,713
13,096	Owens-Illinois, Inc. *	344,163
		624,270
	Diversified Consumer Services - 1.50%
27,778	Apollo Group, Inc. - Class A *	510,282
5,166	Capella Education Co. *	182,980
37,735	H&R Block, Inc.	1,046,769
		1,740,031
	Diversified Financial Services - 0.24%
4,544	Moody's Corp.	276,502

	Diversified Telecommunication Services - 4.78%
104,967	AT&T, Inc.	3,932,064
528,121	Vonage Holdings Corp. *	1,610,769
		5,542,833
	Electric Utilities - 0.68%
32,632	PNM Resources, Inc.	783,494

	Electrical Equipment - 0.55%
3,176	AZZ, Inc.	134,313
6,175	Thermo Fisher Scientific, Inc.	498,199
		632,512
	Electronic Equipment, Instruments & Components - 0.78%
19,453	Tech Data Corp. *	909,039

	Energy Equipment & Services - 0.45%
18,598	Basic Energy Services, Inc. *	255,351
5,083	Patterson-UTI Energy, Inc.	107,200
11,561	RPC, Inc.	153,068
		515,619
	Food & Staples Retailing - 5.92%
2,619	The Andersons, Inc.	142,788
16,606	Kroger Co.	570,914
231,765	Safeway, Inc.	5,219,348
10,662	Spartan Stores, Inc.	178,908
4,592	Susser Holdings Corp. *	244,157
6,464	Wal-Mart Stores, Inc.	502,382
		6,858,497
	Food Products - 0.60%
13,184	Seneca Foods Corp. - Class A *	429,667
4,853	Smithfield Foods, Inc. *	124,237
5,847	Tyson Foods, Inc. - Class A	144,012
		697,916
	Health Care Equipment & Supplies - 0.63%
10,769	Cyberonics, Inc. *	467,590
4,408	Cynosure, Inc. - Class A *	113,991
2,325	West Pharmaceutical Services, Inc.	148,475
		730,056
	Health Care Providers & Services - 1.83%
8,500	AmerisourceBergen Corp.	460,020
17,166	Health Net, Inc. *	504,680
11,278	LHC Group, Inc. *	244,958
11,256	Magellan Health Services, Inc. *	575,857
1,130	McKesson Corp.	119,577
26,512	Select Medical Holdings Corp.	218,724
		2,123,816
	Hotels, Restaurants & Leisure - 4.84%
6,106	Brinker International, Inc.	237,523
3,084	Cracker Barrel Old Country Store, Inc.	255,170
1,672	DineEquity, Inc.	119,113
26,638	International Game Technology	451,514
3,739	Jack in the Box, Inc. *	134,043
3,779	Papa John's International, Inc. *	238,077
30,386	Wynn Resorts Ltd.	4,171,998
		5,607,438
	Household Durables - 3.26%
3,821	Garmin Ltd. #	134,041
8,920	Jarden Corp. *	401,489
9,983	Leggett & Platt, Inc.	321,852
7,362	Mohawk Industries, Inc. *	816,299
58,421	Newell Rubbermaid, Inc.	1,538,809
9,065	PulteGroup, Inc. *	190,274
3,261	Whirlpool Corp.	372,667
		3,775,431
	Household Products - 0.79%
3,332	Church & Dwight Co., Inc.	212,882
12,533	Spectrum Brands Holdings, Inc.	701,848
		914,730
	Insurance - 8.68%
4,675	Aflac, Inc.	254,507
29,957	The Allstate Corp.	1,475,682
54,234	Assurant, Inc.	2,578,284
67,371	The Travelers Companies, Inc.	5,754,157
		10,062,630
	Internet & Catalog Retail - 0.84%
3,793	Expedia, Inc.	211,801
6,378	HSN, Inc.	335,355
6,664	Liberty Interactive Corp. - Class A *	141,877
402	priceline.com, Inc. *	279,788
		968,821
	Internet Software & Services - 2.66%
8,839	Ebay, Inc. *	463,075
30,939	VeriSign, Inc. *	1,425,360
48,407	Yahoo!, Inc. *	1,197,105
		3,085,540
	IT Services - 1.15%
5,430	CoreLogic, Inc. *	148,130
3,734	Heartland Payment Systems, Inc.	122,811
6,269	Visa, Inc. - Class A	1,056,076
		1,327,017
	Machinery - 1.61%
10,836	FreightCar America, Inc.	226,256
13,883	Ingersoll-Rand PLC #	746,905
9,796	L.B. Foster Co. - Class A	432,493
31,199	Mueller Water Products, Inc. - Class A	184,698
4,770	NACCO Industries, Inc. - Class A	276,755
		1,867,107
	Media - 2.32%
1,899	Charter Communications, Inc. - Class A *	191,305
28,191	Comcast Corp. - Class A	1,164,288
2,865	DIRECTV *	162,044
8,385	Discovery Communications, Inc. - Class A *	660,906
2,777	The Madison Square Garden Co. - Class A *	167,370
4,712	News Corp. - Class A	145,931
2,094	Time Warner Cable, Inc.	196,606
		2,688,450
	Multi-line Retail - 0.94%
10,921	Dollar Tree, Inc. *	519,403
12,033	Kohl's Corp.	566,273
		1,085,676
	Multi-Utilities - 0.18%
8,290	MDU Resources Group, Inc.	206,836

	Oil, Gas & Consumable Fuels - 7.39%
5,370	EPL Oil & Gas, Inc. *	175,438
44,051	Exxon Mobil Corp.	3,920,099
8,948	HollyFrontier Corp.	442,479
20,322	Marathon Petroleum Corp.	1,592,432
2,311	SemGroup Corp. - Class A *	119,825
29,962	Tesoro Corp.	1,599,971
8,769	Western Refining, Inc.	271,050
11,494	The Williams Companies, Inc.	438,266
		8,559,560
	Paper & Forest Products - 0.83%
11,718	Domtar Corp.	814,518
3,693	Schweitzer-Mauduit International, Inc.	148,791
		963,309
	Personal Products - 0.30%
7,478	Inter Parfums, Inc.	216,638
5,167	Medifast, Inc. *	135,375
		352,013
	Pharmaceuticals - 5.51%
10,207	Eli Lilly & Co.	565,264
17,415	Mylan, Inc. *	506,951
182,681	Pfizer, Inc.	5,310,537
		6,382,752
	Professional Services - 1.75%
10,440	Barrett Business Services, Inc.	552,694
9,971	Dun & Bradstreet Corp.	881,935
4,320	Equifax, Inc.	264,384
5,448	GP Strategies Corp. *	120,128
6,516	Robert Half International, Inc.	213,855
		2,032,996
	Road & Rail - 0.28%
753	AMERCO	121,007
4,849	Saia, Inc. *	198,421
		319,428
	Semiconductors & Semiconductor Equipment - 3.02%
137,835	Intel Corp.	3,301,148
12,409	Magnachip Semiconductor Corp. *	199,040
		3,500,188
	Software - 0.13%
4,940	SS&C Technologies Holdings, Inc. *	151,609

	Specialty Retail - 12.75%
1,863	Advance Auto Parts, Inc.	156,268
11,971	Foot Locker, Inc.	417,429
136,209	GameStop Corp. - Class A	4,753,694
12,814	The Gap, Inc.	486,804
2,275	Genesco, Inc. *	140,026
3,024	GNC Holdings, Inc. - Class A	137,078
10,359	Haverty Furniture Companies, Inc.	246,337
43,578	Home Depot, Inc.	3,196,446
3,389	Lowe's Companies, Inc.	130,205
1,828	O'Reilly Automotive, Inc. *	196,181
5,635	PetSmart, Inc.	384,532
15,027	Ross Stores, Inc.	992,834
10,065	The Sherwin-Williams Co.	1,843,002
12,064	Stage Stores, Inc.	334,052
24,721	The TJX Companies, Inc.	1,205,643
3,171	Vitamin Shoppe, Inc. *	155,855
		14,776,386
	Tobacco - 0.82%
12,537	Altria Group, Inc.	457,726
5,176	Philip Morris International, Inc.	494,774
		952,500
	Trading Companies & Distributors - 0.10%
808	TransDigm Group, Inc.	118,614

	Wireless Telecommunication Services - 0.23%
22,379	MetroPCS Communications, Inc. *	264,967

	Total Common Stocks (Cost $96,871,016)	114,202,200

	Total Investments in Securities (Cost $96,871,016) - 98.55%	114,202,200
	Other Assets in Excess of Liabilities - 1.45%	1,675,441
	Net Assets - 100.00%	$115,877,641

* Non-income producing security.
# U.S. traded security of a foreign issuer.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O'Shaughnessy Enhanced Dividend Fund
Schedule of Investments
at April 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 91.63%
	Aerospace & Defense - 8.54%
162,083	BAE Systems PLC - ADR	$3,799,226
29,783	Lockheed Martin Corp.	2,951,197
3,670	Raytheon Co.	225,265
		6,975,688
	Commercial Banks - 5.62%
46,638	Bank of Montreal #	2,924,669
30,381	HSBC Holdings PLC - ADR	1,666,702
		4,591,371
	Commercial Services & Supplies - 1.11%
22,137	Waste Management, Inc.	907,174

	Computers & Peripherals - 1.64%
36,492	Seagate Technology PLC #	1,339,256

	Construction Materials - 0.44%
16,870	CRH PLC - ADR	362,874

	Diversified Telecommunication Services - 19.61%
19,073	AT&T, Inc.	714,475
36,417	BCE, Inc. #	1,706,501
54,688	CenturyLink, Inc.	2,054,628
131,629	Deutsche Telekom AG - ADR	1,566,385
264,367	France Telecom S.A. - ADR	2,820,796
56,028	KT Corp. - ADR	911,015
20,952	PT Telekomunikasi Indonesia Tbk - ADR	1,002,972
1,170	Telenor ASA - ADR	78,893
152,053	Telstra Corp. Ltd. - ADR	3,936,652
22,806	Verizon Communications, Inc.	1,229,471
		16,021,788
	Industrial Conglomerates - 0.31%
9,165	Koninklijke Philips Electronics N.V. - ADR	252,954

	Insurance - 5.97%
57,942	Allianz SE - ADR	854,645
37,064	AXA S.A. - ADR	691,244
41,967	Manulife Financial Corp. #	620,272
20,853	Sun Life Financial, Inc. #	587,846
26,625	Swiss Re AG - ADR	2,118,551
		4,872,558
	Metals & Mining - 0.86%
3,597	BHP Billiton PLC - ADR	203,338
32,126	Gold Fields Ltd. - ADR	239,660
7,902	Newmont Mining Corp.	256,025
		699,023
	Office Electronics - 0.98%
22,253	Canon, Inc. - ADR	801,331

	Oil, Gas & Consumable Fuels - 23.34%
54,994	BP PLC - ADR	2,397,738
160,638	Canadian Oil Sands Ltd. #	3,171,765
11,819	China Petroleum & Chemical Corp. - ADR	1,306,709
31,300	ConocoPhillips	1,892,085
5,359	Ecopetrol S.A. - ADR	254,928
35,684	ENI S.p.A. - ADR	1,706,052
170,706	Gazprom OAO - ADR	1,357,113
27,178	Husky Energy, Inc. #	786,260
14,130	Royal Dutch Shell PLC - ADR	960,416
17,782	Sasol Ltd. - ADR	772,094
55,585	Total S.A. - ADR	2,792,590
158,950	Yanzhou Coal Mining Co. Ltd. - ADR	1,670,564
		19,068,314
	Paper & Forest Products - 0.27%
20,806	UPM-Kymmene Oyj - ADR	217,215

	Pharmaceuticals - 8.20%
71,226	AstraZeneca PLC - ADR	3,698,054
9,305	Bristol-Myers Squibb Co.	369,595
18,208	Eisai Co. Ltd. - ADR	827,754
32,501	Eli Lilly & Co.	1,799,905
		6,695,308
	Semiconductors & Semiconductor Equipment - 1.39%
47,325	Intel Corp.	1,133,434

	Software - 1.23%
37,409	CA, Inc.	1,008,921

	Tobacco - 0.23%
4,308	Lorillard, Inc.	184,770

	Trading Companies & Distributors - 1.26%
3,761	Mitsui & Co. Ltd. - ADR	1,028,709

	Wireless Telecommunication Services - 10.63%
29,625	Mobile Telesystems - ADR	613,237
105,150	NTT DoCoMo, Inc. - ADR	1,742,336
10,534	Rogers Communications, Inc. - Class B #	519,642
113,268	SK Telecom Co. Ltd. - ADR	2,207,593
117,763	Vodafone Group PLC - ADR	3,602,370
		8,685,178
	Total Common Stocks (Cost $69,520,420)	74,845,866

	PREFERRED STOCKS - 3.59%
	Diversified Telecommunication Services - 3.59%
110,155	Telefonica Brasil S.A.	2,927,920

	Total Preferred Stocks (Cost $2,740,989)	2,927,920

	Total Investments in Securities (Cost $72,261,409) - 95.22%	77,773,786
	Other Assets in Excess of Liabilities - 4.78%	3,906,208
	Net Assets - 100.00%	$81,679,994

# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	Country Allocation
	Country	% of Net Assets
	United States	22.8%
	United Kingdom	18.7%
	Canada	12.7%
	France	7.7%
	Japan	5.4%
	Australia	4.8%
	Republic of Korea	3.8%
	China	3.6%
	Brazil	3.6%
	Germany	3.0%
	Switzerland	2.6%
	Russian Federation	2.5%
	Italy	2.1%
	Ireland	2.0%
	Netherlands	1.5%
	South Africa	1.3%
	Indonesia	1.2%
	Colombia	0.3%
	Finland	0.3%
	Norway	0.1%
		100.0%

O'Shaughnessy Small/Mid Cap Growth Fund
Schedule of Investments
at April 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.35%
	Aerospace & Defense - 0.26%
1,833	GenCorp, Inc. *	$23,957

	Airlines - 2.96%
1,057	Alaska Air Group, Inc. *	65,154
678	Allegiant Travel Co.	60,952
734	Copa Holdings S.A. - Class A #	92,176
2,548	Deutsche Lufthansa AG - ADR	50,756
		269,038
	Auto Components - 1.02%
1,721	Cooper Tire & Rubber Co.	42,836
1,392	Drew Industries, Inc.	50,251
		93,087
	Automobiles - 0.73%
1,749	Fuji Heavy Industries Ltd. - ADR*	65,990

	Beverages - 0.15%
236	Monster Beverage Corp. *	13,310

	Biotechnology - 0.80%
7,080	PDL BioPharma, Inc.	54,799
267	United Therapeutics Corp. *	17,830
		72,629
	Building Materials - 1.29%
1,898	Lennox International, Inc.	117,676

	Building Products - 3.06%
2,000	A.O. Smith Corp.	150,860
478	AAON, Inc.	13,580
676	American Woodmark Corp. *	22,747
2,258	Apogee Enterprises, Inc.	57,534
909	Fortune Brands Home & Security, Inc. *	33,079
		277,800
	Capital Markets - 1.03%
443	Virtus Investment Partners, Inc. *	84,613
211	Waddell & Reed Financial, Inc.	9,046
		93,659
	Chemicals - 4.68%
658	American Pacific Corp. *	16,128
2,022	American Vanguard Corp.	58,315
968	FutureFuel Corp.	11,858
8,740	Landec Corp. *	117,203
107	NewMarket Corp.	28,751
946	PolyOne Corp.	21,313
1,033	Quaker Chemical Corp.	63,757
162	Stepan Co.	9,224
1,545	Valspar Corp.	98,602
		425,151
	Commercial Services & Supplies - 3.30%
237	Avery Dennison Corp.	9,824
1,508	Deluxe Corp.	57,515
332	G & K Servies, Inc.	15,601
804	KAR Auction Services, Inc.	17,985
7,888	Kimball International, Inc. - Class B	72,491
6,410	Steelcase, Inc. - Class A	81,407
493	UniFirst Corp.	44,888
		299,711
	Communications Equipment - 0.60%
879	ARRIS Group, Inc. *	14,512
249	EchoStar Corp. - Class A *	9,778
294	Loral Space & Communications, Inc.	18,087
814	RADWARE Ltd. *#	12,202
		54,579
	Computers & Peripherals - 0.70%
1,998	Electronics for Imaging, Inc. *	53,387
271	Iron Mountain, Inc.	10,260
		63,647
	Construction & Engineering - 1.54%
1,991	EMCOR Group, Inc.	74,463
2,343	MasTec, Inc. *	65,135
		139,598
	Construction Materials - 2.28%
2,395	Eagle Materials, Inc.	162,261
864	James Hardie Industries PLC - ADR	45,317
		207,578
	Consumer Finance - 0.70%
518	Portfolio Recovery Associates, Inc. *	63,585

	Containers & Packaging - 3.26%
1,251	AEP Industries, Inc. *	96,452
8,484	Intertape Polymer Group, Inc. #	94,130
2,758	Myers Industries, Inc.	40,874
1,356	Packaging Corp of America	64,491
		295,947
	Distributors - 0.17%
293	Core-Mark Holding Co., Inc.	15,248

	Diversified Consumer Services - 1.36%
1,866	H&R Block, Inc.	51,763
4,266	Service Corp. International	72,010
		123,773
	Diversified Telecommunication Services - 0.41%
982	KT Corp. - ADR	15,967
1,901	Telecom Corp. of New Zealand Ltd. - ADR	21,120
		37,087
	Electrical Equipment - 1.35%
2,340	AZZ, Inc.	98,959
1,217	Thermon Group Holdings, Inc. *	23,853
		122,812
	Electronic Equipment, Instruments & Components - 0.13%
188	FEI Co.	12,009

	Energy Equipment & Services - 0.40%
78	Core Laboratories N.V. #	11,293
1,186	Patterson-UTI Energy, Inc.	25,013
		36,306
	Food & Staples Retailing - 0.53%
907	Susser Holdings Corp. *	48,225

	Food Products - 0.14%
504	Snyders-Lance, Inc.	12,691

	Health Care Equipment & Supplies - 3.38%
613	Abaxis, Inc.	26,169
1,048	Cyberonics, Inc. *	45,504
1,199	ICU Medical, Inc. *	72,240
618	ResMed, Inc.	29,676
1,895	Spectranetics Corp. *	35,342
580	STERIS Corp.	24,122
2,442	Vascular Solutions, Inc. *	38,852
554	West Pharmaceutical Services, Inc.	35,378
		307,283
	Health Care Providers & Services - 3.91%
8,371	AMN Healthcare Services, Inc. *	114,934
3,705	BioScrip, Inc. *	51,351
358	Catamaran Corp. *#	20,667
928	Community Health Systems Inc.	42,289
531	HCA Holdings, Inc.	21,182
544	Team Health Holdings, Inc. *	20,280
1,112	U.S. Physical Therapy, Inc.	26,532
559	Universal Health Services, Inc. - Class B	37,224
1,418	Vanguard Health Systems, Inc. *	20,745
		355,204
	Hotels, Restaurants & Leisure - 5.94%
3,488	AFC Enterprises, Inc. *	111,197
1,265	Brinker International, Inc.	49,209
554	Churchill Downs, Inc.	42,359
1,019	Cracker Barrel Old Country Store, Inc.	84,312
1,263	Interval Leisure Group, Inc.	24,073
892	Jack in the Box, Inc. *	31,978
780	Marriott Vacations WorldWide Corp. *	35,474
852	Papa John's International, Inc. *	53,676
858	SHFL Entertainment, Inc. *	13,556
874	Six Flags Entertainment Corp.	63,688
508	Wyndham Worldwide Corp.	30,521
		540,043
	Household Durables - 4.31%
454	Garmin Ltd. #	15,926
1,180	Jarden Corp. *	53,112
792	Leggett & Platt, Inc.	25,534
1,348	Lennar Corp. - Class A	55,565
910	Mohawk Industries, Inc. *	100,901
371	Newell Rubbermaid, Inc.	9,772
5,302	PulteGroup, Inc. *	111,289
247	Tupperware Brands Corp.	19,834
		391,933
	Household Products - 1.56%
456	Church & Dwight Co., Inc.	29,134
2,012	Spectrum Brands Holdings, Inc.	112,672
		141,806
	Industrial Conglomerates - 0.21%
292	Carlisle Companies, Inc.	18,942

	Internet & Catalog Retail - 1.52%
781	Expedia, Inc.	43,611
1,800	HSN, Inc.	94,644
		138,255
	Internet Software & Services - 1.58%
732	Cornerstone OnDemand, Inc. *	26,557
391	IAC/InterActiveCorp.	18,404
1,261	Internet Initiative Japan, Inc. - ADR*	25,195
1,344	Market Leader, Inc. *	13,467
1,312	VeriSign, Inc. *	60,444
		144,067
	IT Services - 3.89%
3,233	Acxiom Corp. *	64,304
271	Alliance Data Systems Corp. *	46,550
303	Cass Information Systems, Inc.	12,665
1,202	CGI Group, Inc. - Class A *#	38,055
538	Convergys Corp.	9,157
666	CoreLogic, Inc. *	18,168
2,224	CSG Systems International, Inc. *	48,061
832	Euronet Worldwide, Inc. *	25,401
1,755	Genpact Ltd. #	32,643
421	Heartland Payment Systems, Inc.	13,847
1,892	Total System Services, Inc.	44,689
		353,540
	Leisure Equipment & Products - 0.49%
662	Brunswick Corp.	20,959
274	Polaris Industries, Inc.	23,616
		44,575
	Life Sciences Tools & Services - 1.94%
3,004	Cambrex Corp. *	37,520
1,065	Covance, Inc. *	79,406
1,061	ICON PLC *#	34,079
630	PAREXEL International Corp. *	25,799
		176,804
	Machinery - 4.06%
1,502	Briggs & Stratton Corp.	33,780
167	Flowserve Corp.	26,406
1,139	L.B. Foster Co. - Class A	50,287
173	Lincoln Electric Holdings, Inc.	9,128
95	Middleby Corp. *	14,210
10,771	Mueller Water Products, Inc. - Class A	63,764
357	NACCO Industries, Inc. - Class A	20,713
644	Oshkosh Corp. *	25,283
282	Snap-on, Inc.	24,308
247	Standex International Corp.	13,066
1,457	The Toro Co.	65,580
153	Valmont Industries, Inc.	22,297
		368,822
	Media - 2.40%
846	Aimia, Inc. #	13,384
903	Charter Communications, Inc. - Class A *	90,968
518	Cinemark Holdings, Inc.	16,001
583	The Madison Square Garden Co. - Class A *	35,137
938	Regal Entertainment Group - Class A	16,828
687	Scripps Networks Interactive, Inc. - Class A	45,740
		218,058
	Metals & Mining - 1.82%
12,092	Grupo Simec S.A.B. de C.V. - ADR*	165,902

	Multi-line Retail - 1.38%
782	Dollar General Corp. *	40,734
10,416	Tuesday Morning Corp. *	84,474
		125,208
	Oil, Gas & Consumable Fuels - 2.80%
513	Cosan Ltd. - Class A #	10,645
1,141	Delek US Holdings, Inc.	41,179
1,301	EPL Oil & Gas, Inc. *	42,504
1,621	SemGroup Corp. - Class A *	84,049
1,798	StealthGas, Inc. *#	18,591
683	Targa Resources Corp.	44,914
403	Western Refining, Inc.	12,457
		254,339
	Paper & Forest Products - 0.75%
177	Clearwater Paper Corp. *	8,146
1,080	Norbord, Inc. *#	36,083
983	P.H. Glatfelter Co.	23,592
		67,821
	Personal Products - 0.21%
339	USANA Health Sciences, Inc. *	19,126

	Professional Services - 3.34%
3,416	Barrett Business Services, Inc.	180,843
1,165	CDI Corp.	18,256
927	Equifax, Inc.	56,732
2,151	GP Strategies Corp. *	47,430
		303,261
	Real Estate Management & Development - 0.70%
775	Altisource Portfolio Solutions S.A. *#	63,969

	Road & Rail - 1.21%
374	AMERCO	60,102
854	Avis Budget Group, Inc. *	24,629
354	J.B. Hunt Transport Services, Inc.	25,159
		109,890
	Software - 3.27%
1,223	Aspen Technology, Inc. *	37,277
307	Manhattan Associates, Inc. *	21,554
325	SolarWinds, Inc. *	16,526
2,006	SS&C Technologies Holdings, Inc. *	61,564
2,533	Tyler Technologies, Inc. *	160,187
		297,108
	Specialty Retail - 7.65%
218	Advance Auto Parts, Inc.	18,286
506	American Eagle Outfitters, Inc.	9,842
504	Asbury Automotive Group, Inc. *	20,205
1,855	Foot Locker, Inc.	64,684
1,730	The Gap, Inc.	65,723
254	Genesco, Inc. *	15,634
903	GNC Holdings, Inc. - Class A	40,933
7,542	Haverty Furniture Companies, Inc.	179,349
976	Hibbett Sports, Inc. *	53,534
1,047	PetSmart, Inc.	71,447
903	Pier 1 Imports, Inc.	20,959
262	Signet Jewelers Ltd. #	18,007
1,274	Stage Stores, Inc.	35,277
781	Urban Outfitters, Inc. *	32,365
713	Vitamin Shoppe, Inc. *	35,044
259	Williams-Sonoma, Inc.	13,903
		695,192
	Textiles, Apparel & Luxury Goods - 0.39%
473	Iconix Brand Group, Inc. *	13,551
193	PVH Corp.	22,274
		35,825
	Trading Companies & Distributors - 2.23%
3,278	Aceto Corp.	34,091
958	Bunzl PLC - ADR	95,398
460	DXP Enterprises, Inc. *	30,765
289	TransDigm Group, Inc.	42,425
		202,679
	Transportation Infrastructure - 3.40%
2,903	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	88,803
1,906	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	110,319
883	Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR	109,589
		308,711
	Wireless Telecommunication Services - 0.16%
877	Shenandoah Telecommunications Co.	14,374

	Total Common Stocks (Cost $7,461,625)	8,847,830

	REITS - 0.38%
	Commercial Services & Supplies - 0.38%
962	Corrections Corp. of America	34,824

	Total REITS (Cost $32,748)	34,824

	Total Investments in Securities (Cost $7,494,373) - 97.73%	8,882,654
	Other Assets in Excess of Liabilities - 2.27%	206,137
	Net Assets - 100.00%	$9,088,791

* Non-income producing security.
# U.S. traded security of a foreign issuer.
ADR - American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Funds
Notes to Schedule of Investments
April 30, 2013 (Unaudited)

Note 1 – Securities Valuation

The O’Shaughnessy Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks, convertible securities and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.

These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of April 30, 2013:

All Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$30,962,939	$-	$-	$30,962,939
Consumer Staples	10,312,471	-	-	10,312,471
Energy	9,075,179	-	-	9,075,179
Financials	13,551,934	-	-	13,551,934
Health Care	11,866,239	-	-	11,866,239
Industrials	9,851,301	-	-	9,851,301
Information Technology	18,398,515	-	-	18,398,515
Materials	3,385,492	-	-	3,385,492
Telecommunication Services	5,807,800	-	-	5,807,800
Utilities	990,330	-	-	990,330
Total Common Stocks	114,202,200	-	-	114,202,200
Total Investments in Securities	$114,202,200	$-	$-	$114,202,200

Enhanced Dividend Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$184,770	$-	$-	$184,770
Energy	19,068,314	-	-	19,068,314
Financials	9,463,929	-	-	9,463,929
Health Care	6,695,308	-	-	6,695,308
Industrials	9,164,524	-	-	9,164,524
Information Technology	4,282,941	-	-	4,282,941
Materials	1,279,112	-	-	1,279,112
Telecommunication Services	24,706,968	-	-	24,706,968
Total Common Stocks	74,845,866	-	-	74,845,866
Preferred Stocks
Telecommunication Services	2,927,920	-	-	2,927,920
Total Preferred Stocks	2,927,920	-	-	2,927,920
Total Investments in Securities	$77,773,786	$-	$-	$77,773,786

Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,487,188	$-	$-	$2,487,188
Consumer Staples	235,158	-	-	235,158
Energy	290,644	-	-	290,644
Financials	221,211	-	-	221,211
Health Care	911,922	-	-	911,922
Industrials	2,562,897	-	-	2,562,897
Information Technology	924,951	-	-	924,951
Materials	1,162,398	-	-	1,162,398
Telecommunication Services	51,461	-	-	51,461
Total Common Stocks	8,847,830	-	-	8,847,830
REITs	34,824			34,824
Total Investments in Securities	$8,882,654	$-	$-	$8,882,654

Refer to the Funds’ Schedules of Investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at April 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended April 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2013 was as follows*:

All Cap Core Fund

Cost of investments	$96,928,260

Gross unrealized appreciation	$18,635,535
Gross unrealized depreciation	(1,361,595)
Net unrealized appreciation	$17,273,940

Enhanced Dividend Fund

Cost of investments	$72,594,409

Gross unrealized appreciation	$6,974,824
Gross unrealized depreciation	(1,795,447)
Net unrealized appreciation	$5,179,377

Small/Mid Cap Growth Fund

Cost of investments	$7,495,535

Gross unrealized appreciation	$1,486,998
Gross unrealized depreciation	(99,879)
Net unrealized appreciation	$1,387,119

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 6/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 6/27/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 6/27/2013

* Print the name and title of each signing officer under his or her signature.